SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2017
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY
NOTE 11:-      SHAREHOLDERS' EQUITY

a.	Share capital:

The Ordinary shares entitle their holders the right to receive notice to participate in and vote at general meetings of the Company and the right to receive cash dividends, if declared.

On April 1, 2015, upon closing the Vexigo transaction, the Company issued an aggregate of 1,038,363 restricted Ordinary shares constituting 40% of the Company outstanding Ordinary shares post-closing to the former shareholders of Vexigo.

Upon the closing of the Vexigo transaction, the Company issued to an independent business consultant (who subsequently became the Company’s chief executive officer) a warrant based on a cashless exercise mechanism to acquire 2% of the Company’s outstanding Ordinary shares on a pre-closing basis (31,151 Ordinary shares based on the number of shares outstanding prior to the closing) with an exercise price equal to the market price of the Ordinary shares at the signing of the SPA (i.e., $ 2.88 per share) valid for a period of five years.

On May 11, 2015, the Company issued in a private placement to certain of its shareholders an aggregate of 75,757, Ordinary shares for an aggregate of $ 500, pursuant to a share purchase agreement.

On May 16, 2016, the Company issued in a private placement to certain of its shareholders an aggregate of 216,158, Ordinary shares, for an aggregate of $ 700, out of which amount, an aggregate of $ 400 was invested by former Vexigo shareholders, out of the outstanding amount owed to them.

In March 2017, the Company issued 20,767 Ordinary shares to a consultant as finder fees for the Vexigo transaction upon the exercise of warrants he was issued as compensation for his services.

On August 14, 2017, the Company issued in a private placement to certain of its shareholders an aggregate of 200,803, Ordinary shares for an aggregate of $ 400, pursuant to a share purchase agreement.

In August 2017, the Company converted $ 1,220 of debt to Vexigo former shareholders incurred in connection with the acquisition of Vexigo into warrants to acquire 400,000 of Ordinary shares. The warrants have a term of five years and are exercisable without any additional consideration commencing on the second anniversary of their issuance. During the two year period following issuance, the Company has an option to purchase all or a portion of such warrants at a price per warrant of $3. Following such debt conversion, the Company currently does not have any outstanding debt in connection with the Vexigo acquisition.

On September 6, 2017, The Company effected a one-for-three reverse split of Ordinary shares. The reverse split entailed the exchange of one Ordinary share, NIS 0.03 nominal value per share for three Ordinary shares, NIS 0.01 nominal value. No fractional shares were issued as a result of the reverse split. Accordingly, all ordinary shares, options, warrants amounts have been adjusted retroactively for all periods presented in these financial statements.

Historical stock information was adjusted to retroactively reflect the one for three Ordinary share reverse split implemented in September 2017.

b.         Share options:

The Company’s 1996 Incentive Share Option Plan (the "Plan") when adopted, authorized the grant of options to purchase up to 250,000 of its Ordinary shares to officers, employees and directors of the Company or any subsidiary, pursuant to section 102 of the Israel Income Tax Ordinance. Any option, which is canceled or forfeited before expiration, will become available for future grants.

Each option granted under the Plan is exercisable until the earlier of five years from the date of the grant of the option or the expiration dates of the option plan. The exercise price of the options granted under the plans may not be less than the nominal value of the shares into which such options were exercised. The options primarily vest gradually over four years of employment.

In 2003, pursuant to an amendment in section 102 of the Israeli Income Tax Ordinance the Company rolled-over the remaining 148,986 options available at that time under the Plan for future grants under the 2003 Incentive Share Option Plan (the "2003 Plan") that conforms with the amended provisions of section 102 of the Israel Income Tax Ordinance.

In August 2013, shareholders approved amendments to the 2003 Plan. Its term was extended by ten years so that the 2003 Plan will expire on November 30, 2023, unless further extended. The number of ordinary shares issuable under the 2003 Plan was increased by an additional 166,666 Ordinary shares, so that the Company is entitled to issue up to 315,652 Ordinary shares under the 2003 Plan. In August 2016, shareholders approved the increase of the number of Ordinary shares issuable under the 2003 Plan by an additional 166,667 Ordinary shares, so that the Company is entitled to issue up to 482,319 Ordinary shares under the 2003 Plan.

In June 2006, the Company authorized pursuant to its 2006 Stock Option plan (the "2006 Plan"), to grant options to officers, employees and directors of MTS IntegraTRAK or any subsidiary of up to 66,667 of the Company's Ordinary shares. Each option granted under the 2006 Plan may be either an option intended to be treated as an "incentive stock option", within the meaning of section 422 of the Internal Revenue Code of 1986, as amended, or an option that will be treated as a "non-qualified stock option".

At the Company's 2011 annual general meeting, shareholders approved an amendment to the 2006 Plan to provide for the issuance of an additional 66,666 Ordinary shares and to increase the total number of Ordinary shares with respect to which options may be granted to any eligible employee during any 12 month period to 50,000 Ordinary shares, subject to adjustment as provided in the 2006 Plan.

At the Company's 2013 annual general meeting, shareholders approved an amendment to the 2006 Plan to provide for the issuance of an additional 50,000 Ordinary shares, such that the Company will be entitled to issue options to purchase up to 183,333 Ordinary shares under the 2006 Plan. Each option granted under the 2006 Plan is exercisable until the earlier of five years from the date of the grant of the option or the expiration dates of the option plan. The exercise price of the options granted under the 2006 Plan may not be less than the fair market value of an Ordinary share determined as of the date of grant of the option.

On October 1, 2017, the Company authorized an options grant to its new CEO, to acquire 116,667 ordinary shares under 2003 Israeli Share Option Plan. These options vest over a period of four years (25% vesting on October 1, 2018, and an additional 12.5% vesting every six months for the following three years), subject to the fulfillment of a condition to vesting. The condition to vesting will be fulfilled in the event the closing price of the Company’s Ordinary shares is equal to or higher than a price per share of $ 4.5 three month for a consecutive period. The exercise price per share of the options is $ 2.16 (the closing price per share of the Company’s Ordinary shares on the NASDAQ Capital Market on September 28, 2017, the date of the Company’s Board of Directors’ approval of the terms). In addition, in the event of an M&A or reverse merger transaction (where current shareholders will hold less than 50% of the shares of the company) and if the CEO will not continue to serve as the CEO of the company (or is released during the six-month period following the closing of the transaction), 50% of all of the unvested options will become vested. The options are due to expire on October 1, 2027, unless earlier terminated pursuant to the terms of our 2003 Israeli Share Option Plan.

As of December 31, 2017, 312,903 Ordinary shares are available for future option grants under the Company’s plans.

c.	A summary of option activity under the Company's stock option plans to its employees as of December 31, 2017, and changes during the year ended December 31, 2017, are as follows:

	Number of options	Weighted-average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2017	317,273	$4.35	4.90	$-
Granted	116,665	$2.16	-	$-
Exercised	-	$-	-	$-
Expired and forfeited	(161,891)	$3.97	-	$-

Outstanding at December 31, 2017	272,047	$3.58	5.41	$-

Exercisable at December 31, 2017	109,167	$1.66	0.11	$-

The weighted average grant-date fair value of options granted during 2017 and 2016, was $ 1.67 and $ 2.75 per option respectively.

The total compensation cost related to options granted to employees under the Company's share-based compensation plans recognized for the years ended December 31, 2017, 2016 and 2015, amounted to $ 1, $ 205 and $ 170, respectively, net of estimated forfeitures.

As of December 31, 2017, there was $ 190 of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the Company's stock option plans.

d.	Total stock-based compensation expenses recognized in 2017 and 2016:

The total stock-based compensation expense related to employees' equity-based awards, recognized for the years ended December 31, 2017, 2016 and 2015, was comprised as follows:

	Year ended December 31,
	2017	2016	2015

Cost of revenues	$4	$8	$17
Research and development	5	30	45
Selling and marketing	5	12	12
General and administrative	(13)	155	96

	$1	$205	$170

e.	Options to non-employees:

Issuance date	In connection with	Number of options granted	Options exercisable	Exercise price per share	Exercisable through

April 1, 2015	consultant	26,667	-	2.64	April 2020

Our former CEO, Mr. Lior Salansky currently serves as a consultant to the Company’s Board of  Directors and agreed to provide his consulting services in consideration for the extension of the option granted to him on April 1, 2015 (which became fully vested on April 1, 2016), to acquire 26,667 Ordinary shares under our 2003 Plan. Total stock-based compensation expense related to non-employees' equity-based awards, recognized in 2016 was $ 18.